Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Summary of Reconciliation between tax expense and accounting loss at applicable tax rates

Reconciliation between tax expense and accounting loss at applicable tax rates:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Loss before taxation	(1,298,496)	(1,946,235)	(2,510,940)
Notional tax benefit on loss before taxation, calculated at the rates applicable to losses in the jurisdictions concerned	(102,152)	(292,888)	(438,268)
Tax effect of non-deductible share-based compensation expenses	61,106	205,417	230,195
Tax effect of additional deduction on research and development expenses	(50,066)	(76,498)	(111,813)
Tax effect of preferential income tax rate applicable to subsidiaries	19,396	47,479	73,651
Tax effect of non-taxable interest income	(1,479)	(14,467)	(19,894)
Tax effect of withholding tax on interest income (Note (iii)(iv))	—	2,826	5,868
Tax effect of unused tax losses and deductible temporary differences not recognized	73,195	130,997	266,129
Income tax	—	2,866	5,868

Disclosure of movement in assets and liabilities explanatory

(i)Movements of each component of deferred tax assets and liabilities:

	Assets			Liabilities
	Tax	Lease		Intangible	Right-of-use
	losses	liabilities	Total	assets	assets	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax arising from:
As of January 1, 2022	4,054	9,794	13,848	(7,479)	(9,858)	(17,337)
(Charged) /credited to profit or loss	(903)	(2,721)	(3,624)	998	2,626	3,624
As of December 31, 2022	3,151	7,073	10,224	(6,481)	(7,232)	(13,713)
(Charged) /credited to profit or loss	(370)	658	288	998	(1,286)	(288)
As of December 31, 2023	2,781	7,731	10,512	(5,483)	(8,518)	(14,001)
(Charged) /credited to profit or loss	(401)	299	(102)	997	(895)	102
As of December 31, 2024	2,380	8,030	10,410	(4,486)	(9,413)	(13,899)

Disclosure of Reconciliations to the consolidated statements of financial position
(ii)	Reconciliations to the consolidated statements of financial position:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Net deferred tax assets in the consolidated statements of financial position	1,994	997
Net deferred tax liabilities in the consolidated statements of financial position	(5,483)	(4,486)

Disclosure of Deferred tax assets not recognized

The Group has not recognized deferred tax assets in respect of cumulative tax losses, including deductible temporary differences, whose expiry dates are:

	As of December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Within 1 year	18,072	11,174	32,408
More than 1 year but within 5 years	317,335	626,232	1,147,924
More than 5 years	1,517,663	2,031,678	3,082,867
	1,853,070	2,669,084	4,263,199